Term Loans (Details Textual 1) (USD $)	3 Months Ended	12 Months Ended					1 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jan. 31, 2013	Sep. 13, 2012	Dec. 31, 2011	Sep. 30, 2011	Jan. 31, 2013 Convertible Promissory Notes, Unsecured [Member]	Jun. 30, 2012 Convertible Promissory Notes, Unsecured [Member]	Mar. 31, 2013 Convertible Promissory Notes, Unsecured [Member]	Dec. 31, 2012 Convertible Promissory Notes, Unsecured [Member]	Jan. 15, 2013 Promissory Note, Unsecured [Member]	Sep. 30, 2012 Promissory Note, Unsecured [Member]	Dec. 31, 2012 Promissory Note, Unsecured [Member]	Mar. 31, 2013 Promissory Note, Unsecured [Member]	Sep. 30, 2011 8% Convertible Promissory Notes10 [Member] Note	Dec. 31, 2012 8% Convertible Promissory Notes10 [Member]	Dec. 31, 2011 8% Convertible Promissory Notes10 [Member]	May 31, 2011 Promissory note with equity component (Member)	Dec. 31, 2012 Promissory note with equity component (Member)	Dec. 31, 2011 Promissory note with equity component (Member)	May 11, 2011 Promissory note with equity component (Member)	Mar. 31, 2013 18% convertible promissory note (Member)	Jul. 31, 2012 18% convertible promissory note (Member)	Mar. 31, 2013 18% convertible promissory note (Member)	Dec. 31, 2012 18% convertible promissory note (Member)	May 31, 2011 Promissory note, Unsecured six [Member]	Mar. 31, 2013 Promissory note, Unsecured six [Member]	Mar. 31, 2012 Promissory note, Unsecured six [Member]	Dec. 31, 2012 Promissory note, Unsecured six [Member]	Dec. 31, 2011 Promissory note, Unsecured six [Member]	May 26, 2011 Promissory note, Unsecured six [Member]	Dec. 31, 2011 Acquisition promissory note (Member)	Dec. 31, 2012 Acquisition promissory note (Member)	Dec. 31, 2011 Acquisition promissory note (Member)	Mar. 31, 2013 Acquisition promissory note (Member)	Dec. 29, 2011 Acquisition promissory note (Member)	Mar. 31, 2013 15% Promissory Note, Unsecured [Member]	Mar. 31, 2013 15% Promissory Note, Unsecured [Member]
Term Loan (Textual)
Original principal amount of debt instrument	$ 210,000		$ 27,500	$ 125,000		$ 180,000		$ 27,500				$ 530,000			$ 197,500						$ 25,000		$ 210,000								$ 50,000						$ 100,000	$ 100,000
Promissory note principal balance													195,000	175,000		0			0	8,000							9,500		9,500	39,500		200,000	200,000	200,000	200,000
Proposed amount of promissory note issued to the former shareholders payable within 30 days of effective public offering by the company																																				200,000
Debt instrument, interest rate								8.00%				18.00%			8.00%						18.00%	18.00%	18.00%	18.00%	18.00%						18.00%						15.00%	15.00%
Maturity date of notes								Dec. 31, 2012				Oct. 31, 2012						Jun. 30, 2011					Jan. 31, 2013			Jun. 30, 2011											Apr. 30, 2013
Maturity date, start date															Nov. 01, 2011																	Mar. 01, 2012
Maturity date, end date															Jun. 30, 2012																	Jun. 30, 2012
Considered default maturity date																		Dec. 31, 2011
Description of debt conversion									At the holder's option, at a conversion price equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.				At the holder's option, at a conversion price equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.			At the holder's option, at a rate equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.								At the holder's option, into the Company's common stock at a rate equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.	At the holder's option, into the Company's common stock at a rate equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.
Note converted into common stock							28,826									44,318	29,347					36,584
Interest expense on the term loan	$ 445,125	$ 491,943								$ 1,100			$ 28,090			$ 187,029	$ 90,099		$ 0	$ 0					$ 11,130		$ 450	$ 0	$ 15,689	$ 0			$ 0	$ 0
Number of promissory note issued															5
Common stock share issued to lender for promissory note					4,000																2,000										4,000
Debt instrument maturity term											30 days
Extended maturity date of note																																						June 2013